Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Aug. 12, 2021	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Equity percentage			94.60%
Cash equivalents totaled	$ 55,025	$ 789,497
PHONEBRASIL INTERNATIONAL, INC. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Negative retained earnings				$ 277,361
Cash equivalents				$ 0	$ 0
Income tax, description		The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	15 years